Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-31-2010	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/18/2011
2	Payment Date		1/20/2011
3	Collection Period	11/28/2010	12/31/2010	34
4	Monthly Interest Period- Actual	12/20/2010	1/19/2011	31
5	Monthly Interest- Scheduled			30

B. SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor

6	Class A-1 Notes	210,000,000.00	137,992,256.70	—	28,671,414.88	109,320,841.82	0.5205754
7	Class A-2 Notes	344,000,000.00	344,000,000.00	—	—	344,000,000.00	1.0000000
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$927,992,256.70	$—	$28,671,414.88	$899,320,841.82

11	Overcollateralization	190,480,502.64	207,838,007.39			213,821,097.20

12	Total Securitization Value	$1,190,480,502.64	$1,135,830,264.09			$1,113,141,939.02

13	NPV Lease Payments Receivable	535,197,375.56	476,405,293.22			453,164,246.27
14	NPV Base Residual	655,283,127.08	659,424,970.87			659,977,692.75

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2991%	35,537.49	0.2575325	28,706,952.37	208.0330669
16	Class A-2 Notes	0.7700%	220,733.33	0.6416667	220,733.33	0.6416667
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		639,895.82		29,311,310.70

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	24,410,415.23
20	Pull Ahead Waived Payments	1,586.76
21	Sales Proceeds - Early Terminations	5,776,592.84
22	Sales Proceeds - Scheduled Terminations	—
23	Security Deposits for Terminated Accounts	2,450.00
24	Excess Wear and Tear Received	118.78
25	Excess Mileage Charges Received	65,039.50
26	Other Recoveries Received	5,267.00

27	Subtotal: Total Collections	30,261,470.11

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	1,365.81

31	Total Available Funds, prior to Servicer Advances	30,262,835.92

32	Servicer Advance	—

33	Total Available Funds	30,262,835.92

34	Reserve Account Draw	—

35	Available for Distribution	30,262,835.92

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		946,525.22
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		639,895.82
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	28,671,414.88
49	Regular Principal Distribution Amount	29,136,808.16
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		28,671,414.88
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2010	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		927,992,256.70
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,113,141,939.02)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		927,992,256.70
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(898,855,448.54)

61	Regular Principal Distribution Amount		29,136,808.16

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,113,141,939.02
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,286,490.48)

65	Targeted Note Balance		898,855,448.54

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		30,262,835.92
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		946,525.22
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		639,895.82
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		28,671,414.88
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		28,671,414.88

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,402.51
85	Initial Reserve Account Balance		5,952,402.51

86	Beginning Reserve Account Balance		5,952,402.51
87	Plus: Net Investment Income for the Collection Period		315.15

88	Subtotal: Reserve Fund Available for Distribution		5,952,717.66
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,952,717.66
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		315.15

93	Equals: Ending Reserve Account Balance		5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	—	—
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		—
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(118.78)
100	Less: Excess Mileage Received		(65,039.50)

101	Current Period Net Residual Losses/(Gains)	—	(65,158.28)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	—	(44,911.00)
104	Current Period Net Residual Losses (Item 101)	—	(65,158.28)

105	Ending Cumulative Net Residual Losses	—	(110,069.28)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2010	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			1,190,480,503	1,113,141,939
109	Aggregate Base Residual Value			769,817,973	757,826,557
110	Number of Current Contracts			48,182	47,461
111	Weighted Average Lease Rate			2.69%	2.68%
112	Average Remaining Term			27.4	23.4
113	Average Original Term			38.2	38.3
114	Proportion of Base Prepayment Assumption Realized				88.72%
115	Actual Monthly Prepayment Speed				0.45%
116	Turn-in Ratio on Scheduled Terminations				N/A

		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance — Beginning of Period		47,677	1,240,818,637	1,135,830,264
118	Depreciation/Payments			(18,605,036)	(17,261,405)
119	Gross Credit Losses		(2)	(49,089)	(51,270)
120	Early Terminations — Regular		(213)	(5,748,206)	(5,356,754)
121	Early Terminations — Lease Pull Aheads		(1)	(22,740)	(18,896)
122	Scheduled Terminations — Returned to VCI	—	—	—	—
123	Scheduled Terminations — Purchased	—	—	—	—

124	Pool Balance — End of Period		47,461	1,216,393,568	1,113,141,939

125	Delinquencies Aging Profile — End of Period		Units	Securitization Value	Percentage

126	Current		47,269	1,108,530,242	99.59%
127	31 - 90 Days Delinquent		175	4,194,761	0.38%
128	91+ Days Delinquent		17	416,935	0.04%

129	Total		47,461	1,113,141,939	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			2	51,270
132	Aggregate Liquidation Proceeds on charged-off units				(41,872)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			2	9,398

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			1	1,851
139	Current Period Net Credit Losses (Item 136)			2	9,398

140	Ending Cumulative Net Credit Losses			3	11,248

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

142	Aging of Scheduled Maturies Not Sold				Units

143	0 - 60 Days since Contract Maturity				—
144	61 - 120 Days since Contract Maturity				—
145	121+ Days since Contract Maturity				—

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2010	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
2/20/2011	14,556,544
3/20/2011	14,639,291
4/20/2011	14,641,073
5/20/2011	16,440,468
6/20/2011	23,402,990
7/20/2011	20,268,828
8/20/2011	40,762,431
9/20/2011	18,778,658
10/20/2011	18,076,830
11/20/2011	16,815,019
12/20/2011	16,953,905
1/20/2012	16,996,887
2/20/2012	18,192,270
3/20/2012	19,496,891
4/20/2012	29,520,821
5/20/2012	52,160,931
6/20/2012	43,157,393
7/20/2012	43,863,020
8/20/2012	48,613,403
9/20/2012	41,805,355
10/20/2012	36,030,112
11/20/2012	22,802,586
12/20/2012	16,411,103
1/20/2013	27,557,463
2/20/2013	29,470,797
3/20/2013	36,515,318
4/20/2013	43,934,646
5/20/2013	45,117,545
6/20/2013	39,701,697
7/20/2013	41,859,639
8/20/2013	38,766,985
9/20/2013	39,852,462
10/20/2013	33,084,960
11/20/2013	26,089,517
12/20/2013	24,221,778
1/20/2014	22,296,532
2/20/2014	18,593,400
3/20/2014	12,019,963
4/20/2014	5,094,120
5/20/2014	4,442,822
6/20/2014	4,273,742
7/20/2014	3,841,408
8/20/2014	3,605,198
9/20/2014	4,018,362
10/20/2014	4,162,863
11/20/2014	233,912
12/20/2014	—
1/20/2015	—
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—

Total:	1,113,141,939

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).
      Actual cash flows are likely to vary from these amounts.
     Summary of Material Modifications, Extensions or Waivers

     None in the current month
     Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

     None in the current month
     Summary of Material Breaches by the Issuer of Transaction Covenants

     None in the current month
     Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

     None in the current month